Leases (Details) - Schedule of weighted average lease term and weighted average discount rate	Dec. 31, 2022
Schedule of weighted average lease term and weighted average discount rate [Abstract]
Operating leases weighted average remaining lease term (in years)	3 years 9 months
Operating leases weighted average discount rate	5.00%